Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
The significant accounting policies followed in the preparation of the accompanying consolidated financial statements are summarized below.
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
The Diversified Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Diversified Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Diversified Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Diversified Industrial International operations provide Parker products and services to 47 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Systems Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Systems Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.

Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.
Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Marketable Securities - Consist of short-term highly liquid investments, with stated maturities of greater than three months from the date of purchase, carried at cost plus accrued interest.
Trade Accounts Receivable, net - Trade accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor. Allowance for doubtful accounts was $16,040 and $14,824 at June 30, 2014 and June 30, 2013, respectively.
Non-Trade and Notes Receivable - The non-trade and notes receivable caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Notes receivable	$117,400	$111,531
Reverse repurchase agreements	54,772	—
Accounts receivable, other	216,265	110,394
Total	$388,437	$221,925

Reverse repurchase agreements are collateralized lending arrangements and have a maturity longer than three months from the date of purchase. The Company does not record an asset or liability for the collateral associated with the reverse repurchase agreements.

Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

The plant and equipment caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Land and land improvements	$326,008	$316,360
Buildings and building equipment	1,535,634	1,431,358
Machinery and equipment	3,210,172	3,131,077
Construction in progress	80,777	120,506
Total	$5,152,591	$4,999,301

Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings and amounted to $324,610 and $61,117 at June 30, 2014 and June 30, 2013, respectively. The Company's share of earnings from these investments were immaterial to the Company's results of operations.
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2014 and 2013 is immaterial to the financial position of the Company and the change in the accrual during 2014, 2013 and 2012 was immaterial to the Company's results of operations and cash flows.
Foreign Currency Translation - Assets and liabilities of foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2014. No subsequent events occurred that required adjustment to or disclosure in these financial statements.
Recent Accounting Pronouncements - In May 2014, the Financial Accounting Standards Board issued Accounting (FASB) Standards Update (ASU) 2014-09, "Revenue from Contracts with Customers." ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including, identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company has not yet determined the effect that ASU 2014-09 will have on its results of operations, statement of financial position, or financial statement disclosures.

Nature of Operations
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
The Diversified Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Diversified Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Diversified Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Diversified Industrial International operations provide Parker products and services to 47 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Systems Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Systems Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.

Long-term Contracts
Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.

Cash	Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Marketable Securities	Marketable Securities - Consist of short-term highly liquid investments, with stated maturities of greater than three months from the date of purchase, carried at cost plus accrued interest.
Trade Accounts Receivable, Policy [Policy Text Block]
Trade Accounts Receivable, net - Trade accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor. Allowance for doubtful accounts was $16,040 and $14,824 at June 30, 2014 and June 30, 2013, respectively.

Non-Trade and Notes Receivable
Non-Trade and Notes Receivable - The non-trade and notes receivable caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Notes receivable	$117,400	$111,531
Reverse repurchase agreements	54,772	—
Accounts receivable, other	216,265	110,394
Total	$388,437	$221,925

Reverse repurchase agreements are collateralized lending arrangements and have a maturity longer than three months from the date of purchase. The Company does not record an asset or liability for the collateral associated with the reverse repurchase agreements.

Plant, Equipment and Depreciation
Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

The plant and equipment caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Land and land improvements	$326,008	$316,360
Buildings and building equipment	1,535,634	1,431,358
Machinery and equipment	3,210,172	3,131,077
Construction in progress	80,777	120,506
Total	$5,152,591	$4,999,301

Investments and Other Assets
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings and amounted to $324,610 and $61,117 at June 30, 2014 and June 30, 2013, respectively. The Company's share of earnings from these investments were immaterial to the Company's results of operations.

Goodwill
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Income Taxes
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2014 and 2013 is immaterial to the financial position of the Company and the change in the accrual during 2014, 2013 and 2012 was immaterial to the Company's results of operations and cash flows.

Foreign Currency Translation
Foreign Currency Translation - Assets and liabilities of foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.

Subsequent Events
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2014. No subsequent events occurred that required adjustment to or disclosure in these financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements - In May 2014, the Financial Accounting Standards Board issued Accounting (FASB) Standards Update (ASU) 2014-09, "Revenue from Contracts with Customers." ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including, identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. The Company has not yet determined the effect that ASU 2014-09 will have on its results of operations, statement of financial position, or financial statement disclosures.